Pay vs Performance Disclosure	4 Months Ended	12 Months Ended
	Apr. 29, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

SEC rules require us to disclose the following information concerning executive compensation and certain financial performance information about the Company for the periods shown.

PAY VERSUS PERFORMANCE TABLE
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)			Net Income ($ millions)	MPC Relative TSR Performance Percentile
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2022	21,288,532	57,863,217	4,759,899	11,688,458	218.21	153.61	16,050	83.33rd
2021	21,185,206	31,076,741	5,601,203	5,934,676	116.95	90.02	11,001	91.67th
2020	15,534,265	21,219,014	5,628,257	5,101,562	72.64	66.82	(9,977)	90.00th
	10,005,700	10,070,251

Company Selected Measure Name		MPC Relative TSR Performance Percentile
Named Executive Officers, Footnote [Text Block]
•2022: Maryann T. Mannen, Suzanne Gagle, Timothy J. Aydt, Gregory S. Floerke and Raymond L. Brooks.
•2021: Maryann T. Mannen, Raymond L. Brooks, Suzanne Gagle, Brian C. Davis, Donald C. Templin and Timothy T. Griffith.
•2020: Donald C. Templin, Timothy T. Griffith, Raymond L. Brooks and Suzanne Gagle.

Peer Group Issuers, Footnote [Text Block]		Peer Group Total Shareholder Return is shown for the S&P 500 Oil & Gas Refining & Marketing Sub-Industry Index, which is the same peer group used for the Stock Return Performance Graph included in our 2022 Annual Report.
PEO Total Compensation Amount	$ 10,005,700	$ 21,288,532	$ 21,185,206	$ 15,534,265
PEO Actually Paid Compensation Amount	10,070,251	$ 57,863,217	31,076,741	21,219,014
Adjustment To PEO Compensation, Footnote [Text Block]

PEO SCT TOTAL TO CAP TOTAL RECONCILIATION
				Additions to SCT Total
Year		SCT Total ($)	Deductions from SCT Total ($)	Pension Service Cost ($)	Change in Value of Equity Awards as Summarized Below ($)	CAP Total ($)

2022		21,288,532	14,521,516	374,531	50,721,670	57,863,217
2021		21,185,206	14,636,291	292,772	24,235,054	31,076,741
2020	*	15,534,265	10,532,443	234,235	15,982,957	21,219,014
		10,005,700	6,000,009	—	6,064,560	10,070,251

* Includes Mr. Hennigan (top row) and Mr. Heminger (bottom row).

Non-PEO NEO Average Total Compensation Amount		$ 4,759,899	5,601,203	5,628,257
Non-PEO NEO Average Compensation Actually Paid Amount		$ 11,688,458	5,934,676	5,101,562
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

NON-PEO NEO (AVERAGE) SCT TOTAL TO CAP TOTAL RECONCILIATION
			Additions to SCT Total
Year	SCT Total ($)	Deductions from SCT Total ($)	Pension Service Cost ($)	Change in Value of Equity Awards as Summarized Below ($)	CAP Total ($)

2022	4,759,899	2,890,901	94,246	9,725,214	11,688,458
2021	5,601,203	4,130,399	99,299	4,364,573	5,934,676
2020	5,628,257	3,309,326	164,855	2,617,776	5,101,562

Equity Valuation Assumption Difference, Footnote [Text Block]		Additions to SCT Total reflect the value of equity calculated in accordance with SEC methodology for determining CAP for each year shown. While stock options at grant were determined using a Black-Scholes valuation, the valuation of stock options at either year-end or vesting date was determined using a lattice model. The equity component of CAP for 2022 is further detailed in the supplemental table below.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

FINANCIAL PERFORMANCE MEASURES USED TO LINK EXECUTIVE COMPENSATION TO MPC PERFORMANCE

MPC Relative TSR Performance Percentile
MPC TSR
MPLX Total Unitholder Return*
MPC Adjusted EBITDA

* This measure is calculated pursuant to SEC Regulation S-K, Item 402(v)(2)(iv), and is different than the TUR metric used for the MPLX performance units, discussed in more detail beginning on page 46.

Total Shareholder Return Amount		$ 218.21	116.95	72.64
Peer Group Total Shareholder Return Amount		153.61	90.02	66.82
Net Income (Loss)		$ 16,050,000,000	$ 11,001,000,000	$ (9,977,000,000)
Company Selected Measure Amount		83.33	91.67	90
PEO Name		•2022 and 2021: Michael J. Hennigan.•2020: Michael J. Hennigan (top row), who was promoted to the CEO role effective March 17, 2020, and Gary R. Heminger (bottom row), who stepped down from the CEO role on that date but continued to serve in his role as Chairman of the Board through April 29, 2020.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		MPC Relative TSR Performance Percentile
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		MPC TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		MPLX Total Unitholder Return*
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		MPC Adjusted EBITDA
PEO [Member] | Change in pension value and grant date fair value of equity-based awards granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,000,009	$ 14,521,516	$ 14,636,291	$ 10,532,443
PEO [Member] | Pension service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	374,531	292,772	234,235
PEO [Member] | Change in value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 6,064,560	50,721,670	24,235,054	15,982,957
Non-PEO NEO [Member] | Change in pension value and grant date fair value of equity-based awards granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,890,901	4,130,399	3,309,326
Non-PEO NEO [Member] | Pension service cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		94,246	99,299	164,855
Non-PEO NEO [Member] | Change in value of equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 9,725,214	$ 4,364,573	$ 2,617,776